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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

March 31, 2011 (Unaudited)	Columbia High Yield Municipal Fund

		Par ($)	Value ($)*
Municipal Bonds — 96.2%
EDUCATION — 6.4%
Education — 2.6%
CA Statewide Communities Development Authority
	San Francisco Art Institute,
	Series 2002,
	7.375% 04/01/32	500,000	434,010
IL Finance Authority
	Columbia College,
	Series 2007,
	Insured: NPFGC
	5.000% 12/01/37	5,000,000	4,093,250
NY Dormitory Authority
	New School University,
	Series 2010,
	6.000% 07/01/50	5,000,000	5,010,000
OR Forest Grove
	Pacific University,
	Series 2009,
	6.375% 05/01/39	2,000,000	2,041,520
WI Health & Educational Facilities Authority
	Medical College of Wisconsin,
	Series 2008 A,
	5.250% 12/01/35	5,000,000	4,561,850
WV University of West Virginia
	Series 2000 A,
	Insured: AMBAC:
	(a) 04/01/19	1,250,000	886,688
	(a) 04/01/25	2,750,000	1,312,272
Education Total			18,339,590
Prep School — 3.3%
AZ Pima County Industrial Development Authority
	American Charter School Foundation,
	Series 2007 A,
	5.625% 07/01/38	3,440,000	2,748,526
CA Statewide Communities Development Authority
	Aspire Public Schools,
	Series 2010,
	GTY AGMT: PCSD Guaranty Pool LLC
	6.125% 07/01/46	5,000,000	4,325,750
FL Development Finance Corp.
	Renaissance Charter School, Inc.,
	Series 2010 A,
	6.000% 09/15/40	3,750,000	3,119,962
IL Finance Authority
	Chicago Charter School Foundation,
	Series 2007,
	5.000% 12/01/36	1,750,000	1,371,615

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
MA Development Finance Agency
	Foxborough Regional Charter School,
	Series 2010 A,
	7.000% 07/01/42	4,200,000	4,152,078
MI Conner Creek Academy
	Series 2007,
	5.000% 11/01/26	2,445,000	1,853,457
MI Summit Academy North
	Series 2005,
	5.500% 11/01/35	750,000	546,502
TX La Vernia Higher Education Finance Corp.
	Kipp, Inc,
	Series 2009 A:
	6.000% 08/15/29	1,000,000	982,460
	6.250% 08/15/39	1,500,000	1,459,125
TX Pharr Higher Education Finance Authority
	Idea Public School,
	Series 2009 A,
	6.500% 08/15/39	3,000,000	2,931,390
Prep School Total			23,490,865
Student Loan — 0.5%
MA Educational Financing Authority
	Series 2008 H, AMT,
	Insured: AGO
	6.350% 01/01/30	3,200,000	3,257,504
Student Loan Total			3,257,504
EDUCATION TOTAL			45,087,959
HEALTH CARE — 36.7%
Continuing Care Retirement — 18.0%
CA Statewide Communities Development Authority
	American Baptist Homes West,
	Series 2010,
	GTY AGMT: American Baptist Homes Foundation
	6.250% 10/01/39	2,750,000	2,557,390
CO Health Facilities Authority
	Christian Living Communities,
	Series 2006 A:
	5.750% 01/01/26	500,000	440,295
	5.750% 01/01/37	1,500,000	1,224,180
	Covenant Retirement Communities, Inc.:
	Series 2002 B,
	6.125% 12/01/33	1,000,000	934,440
	Series 2005,
	5.000% 12/01/35	2,900,000	2,294,074
FL Lakeland
	Carpenters Landing,
	Series 2008:
	6.250% 01/01/28	675,000	611,260
	6.375% 01/01/43	2,250,000	1,904,602

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
FL Lee County Industrial Development Authority
	Shell Point Village,
	Series 2007,
	5.000% 11/15/29	4,000,000	3,098,040
FL Orange County Health Facilities Authority
	Orlando Lutheran:
	Series 2005,
	5.700% 07/01/26	2,000,000	1,706,300
	Series 2007:
	5.500% 07/01/32	350,000	275,524
	5.500% 07/01/38	1,750,000	1,334,427
FL Palm Beach County Health Facilities Authority
	Abbey Delray South,
	Series 2003,
	5.350% 10/01/14	1,250,000	1,294,438
FL Sarasota County Health Facility Authority
	Village on the Isle,
	Series 2007,
	5.500% 01/01/32	4,000,000	3,317,600
FL St. John’s County Industrial Development Authority
	Glenmoor at St. John’s, Inc.,
	Series 2006 A,
	5.375% 01/01/40	4,275,000	3,056,112
	Ponte Vedra, Inc.,
	Series 2007,
	5.000% 02/15/27	4,030,000	3,508,800
GA Fulton County
	Canterbury Court,
	Series 2004 A,
	6.125% 02/15/34	1,000,000	833,730
	Lenbrook,
	Series 2006 A:
	5.000% 07/01/17	2,000,000	1,773,100
	5.000% 07/01/29	3,000,000	1,952,310
GA Savannah Economic Development Authority
	Marshes of Skidaway,
	Series 2003 A:
	7.400% 01/01/24	500,000	485,505
	7.400% 01/01/34	3,000,000	2,803,350
HI Department of Budget & Finance
	15 Craigside,
	Series 2009,
	9.000% 11/15/44	2,375,000	2,558,825
IA Finance Authority
	Deerfield Retirement Community, Inc.,
	Series 2007 A:
	5.000% 11/15/15	2,210,000	1,911,517
	5.500% 11/15/27	1,135,000	791,890
	5.500% 11/15/37	750,000	462,765

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
IL Du Page County Special Service Area No. 31
	Monarch Landing Project,
	Series 2006,
	5.625% 03/01/36	750,000	554,993
IL Finance Authority
	Lutheran Senior Services,
	Series 2006,
	5.125% 02/01/26	2,000,000	1,787,880
	Monarch Landing, Inc.,
	Series 2007 A,
	7.000% 12/01/27 (b)	1,383,249	14
	Sedgebrook, Inc.,
	Series 2007 A:
	6.000% 11/15/37 (b)	3,806,608	38
	6.000% 11/15/42 (b)	1,522,643	15
	Washington & Jane Smith Community:
	Series 2003 A,
	7.000% 11/15/32	1,000,000	882,020
	Series 2005 A,
	6.250% 11/15/35	2,750,000	2,214,190
IL Lincolnshire Special Services Area No. 1
	Sedgebrook Project,
	Series 2004,
	6.250% 03/01/34	750,000	618,465
IN Health & Educational Facilities Financing Authority
	Baptist Homes of Indiana, Inc.,
	Series 2005,
	5.250% 11/15/35	2,750,000	2,381,747
KS Lenexa
	Lakeview Village, Inc.:
	Series 2007,
	5.500% 05/15/39	4,250,000	2,917,242
	Series 2009:
	7.125% 05/15/29	500,000	444,510
	7.250% 05/15/39	1,500,000	1,310,415
KS Manhattan
	Manhattan Health Care Facility,
	Series 2007 A:
	5.000% 05/15/24	3,000,000	2,516,760
	5.000% 05/15/29	2,680,000	2,066,119
MA Development Finance Agency
	Groves at Lincoln,
	Series 2009 B1,
	7.250% 06/01/16	3,500,000	3,502,905
	Linden Ponds, Inc.,
	Series 2007 A:
	5.500% 11/15/27	3,000,000	1,800,000
	5.750% 11/15/35	900,000	513,000
	5.750% 11/15/42	3,530,000	1,906,200
	Series 2009,
	7.875% 06/01/44	1,500,000	1,460,730

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
MD Westminster Economic Development Authority
	Carroll Lutheran Village, Inc.,
	Series 2004 A,
	6.250% 05/01/34	1,750,000	1,443,067
MN Columbia Heights
	Crest View Corp.,
	Series 2007 A:
	5.550% 07/01/27	1,000,000	761,080
	5.700% 07/01/42	2,000,000	1,392,640
MO Health & Educational Facilities Authority
	Lutheran Senior Services,
	Series 2007 A,
	4.875% 02/01/27	3,000,000	2,666,310
MO Kirkwood Industrial Development Authority
	Ashfield Active Living and Wellness Communities, Inc.,
	Series 2010 A,
	8.250% 05/15/45	4,500,000	4,510,710
MO St. Louis Industrial Development Authority
	St. Andrew’s Resources for Seniors,
	Series 2007 A:
	6.250% 12/01/26	2,000,000	1,796,180
	6.375% 12/01/41	3,000,000	2,524,200
MT Facility Finance Authority
	St. John’s Lutheran Ministries, Inc.,
	Series 2006 A,
	6.125% 05/15/36	1,000,000	770,270
NJ Economic Development Authority
	Seabrook Village, Inc.,
	Series 2006,
	5.250% 11/15/36	2,250,000	1,720,710
NY Broome County Industrial Development Agency
	Good Shepherd Village Endwell,
	Series 2008 A,
	6.875% 07/01/40	4,000,000	3,661,720
NY East Rochester Housing Authority
	Woodland Village Project,
	Series 2006,
	5.500% 08/01/33	1,700,000	1,320,373
PA Bucks County Industrial Development Authority
	Ann’s Choice, Inc.,
	Series 2005 A,
	6.250% 01/01/35	1,750,000	1,519,227

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
PA Chartiers Valley Industrial & Commercial Development Authority
	Asbury Health Center,
	Series 1999,
	6.375% 12/01/24	750,000	710,858
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community:
	Series 2005:
	6.125% 02/01/28	1,400,000	1,174,054
	6.250% 02/01/35	1,350,000	1,081,985
	Series 2008,
	7.000% 02/01/36	2,000,000	1,756,300
SC Jobs Economic Development Authority
	Lutheran Homes of South Carolina, Inc.,
	Series 2007,
	5.500% 05/01/28	1,100,000	885,456
	Wesley Commons,
	Series 2006,
	5.300% 10/01/36	3,000,000	2,197,980
SC Jobs-Economic Development Authority
	Lutheran Homes of South Carolina, Inc.,
	Series 2007,
	5.375% 05/01/21	1,000,000	888,770
TN Shelby County Health Educational & Housing Facilities Board
	Germantown Village:
	Series 2003 A,
	7.250% 12/01/34	675,000	604,186
	Series 2006,
	6.250% 12/01/34	475,000	380,290
TX Abilene Health Facilities Development Corp.
	Sears Methodist Retirement Center:
	Series 1998 A,
	5.900% 11/15/25	1,350,000	1,042,848
	Series 2003 A,
	7.000% 11/15/33	800,000	660,248
TX HFDC of Central Texas, Inc.
	Legacy at Willow Bend,
	Series 2006 A,
	5.750% 11/01/36	5,000,000	3,853,050
	Sears Tyler Methodist Retirement,
	Series 2009 A,
	7.750% 11/15/44	4,000,000	3,641,480
TX Tarrant County Cultural Education Facilities Finance Corp.
	Air Force Villages Inc,
	Series 2009,
	6.375% 11/15/44	4,250,000	3,964,485
	CC Young Memorial Home,
	Series 2009,
	8.000% 02/15/38	4,000,000	3,854,440

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
WI Health & Educational Facilities Authority
	Clement Manor,
	Series 1998,
	5.750% 08/15/24	2,152,000	1,862,578
	Series 2009 C-1,
	6.400% 09/15/15	2,000,000	1,943,520
	St. John’s Community,
	Series 2009 A,
	7.625% 09/15/39	1,750,000	1,741,232
	Three Pillars Senior Living Communities:
	Series 2003,
	5.600% 08/15/23	790,000	782,305
	Series 2004 A,
	5.500% 08/15/34	870,000	748,418
Continuing Care Retirement Total			125,868,687
Health Services — 0.6%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999:
	5.650% 02/01/19	310,000	298,198
	5.750% 02/01/29	375,000	318,495
MN Minneapolis & St. Paul Housing & Redevelopment Authority
	HealthPartners,
	Series 2003,
	5.875% 12/01/29	400,000	398,840
VA Small Business Financing Authority
	Proton Therapy Institute,
	Series 2009,
	8.000% 07/01/19	2,895,000	2,943,839
Health Services Total			3,959,372
Hospitals — 14.1%
AZ Health Facilities Authority
	Phoenix Memorial Hospital,
	Series 1991,
	8.125% 06/01/12 (c)	1,803,743	18
AZ Yavapai County Industrial Development Authority
	Yavapai Community Hospital Association,
	Series 2008 B,
	5.625% 08/01/37	3,500,000	3,068,240
CA Palomar Pomerado Health,
	Series 2010,
	6.000% 11/01/41	4,500,000	3,826,170
CA Statewide Communities Development Authority
	Sutter Health,
	Series 2011 A,
	6.000% 08/15/42	1,000,000	990,150
CA Upland
	San Antonio Community Hospital,
	Series 2011,
	6.500% 01/01/41	5,000,000	4,883,700

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
DE Health Facilities Authority
	Beebe Medical Center,
	Series 2004 A,
	5.250% 06/01/11	1,275,000	1,225,339
FL North Brevard County Hospital District
	Parrish Medical Center,
	Series 2008,
	5.750% 10/01/38	5,000,000	4,774,500
FL South Lake Hospital District
	South Lake Hospital, Inc.:
	Series 2003:
	6.375% 10/01/28	750,000	750,255
	6.375% 10/01/34	500,000	486,080
	Series 2010 A,
	6.250% 04/01/39	2,000,000	1,884,500
GA DeKalb County Hospital Authority
	Dekalb Medical Center, Inc.,
	Series 2010,
	6.125% 09/01/40	4,500,000	4,131,450
IL Finance Authority
	Provena Health,
	Series 2009 A,
	7.750% 08/15/34	4,000,000	4,270,640
	Riverside Health System,
	Series 2009,
	6.250% 11/15/35	3,000,000	3,021,570
	Silver Cross Hospital & Medical,
	Series 2009,
	7.000% 08/15/44	5,000,000	4,923,300
IL Southwestern Development Authority
	Anderson Hospital:
	Series 1999,
	5.625% 08/15/29	250,000	228,968
	Series 2006,
	5.125% 08/15/26	1,245,000	1,100,393
IN Health & Educational Facility Financing Authority
	Schneck Memorial,
	Series 2006 A,
	5.250% 02/15/30	1,000,000	898,180
LA Public Facilities Authority
	Ochsner Clinic Foundation,
	Series 2007 A,
	5.250% 05/15/38	5,000,000	4,141,750
	Touro Infirmary,
	Series 1999 A:
	5.500% 08/15/19	510,000	456,139
	5.625% 08/15/29	240,000	187,975

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
MA Health & Educational Facilities Authority
	Boston Medical Center,
	Series 2008,
	5.250% 07/01/38	5,000,000	4,075,650
	Milford-Whitinsville Regional Hospital,
	Series 2007,
	5.000% 07/15/32	1,250,000	1,005,863
MI Hospital Finance Authority
	Garden City Hospital,
	Series 2007 A,
	5.000% 08/15/38	2,250,000	1,393,852
	Henry Ford Health,
	Series 2006 A,
	5.250% 11/15/46	3,000,000	2,460,090
	McLaren Health Care Corp.,
	Series 2005 C,
	5.000% 08/01/35	2,500,000	2,243,750
	Oakwood Healthcare System,
	Series 2007 A,
	5.000% 07/15/37	5,000,000	4,192,200
MN St. Paul Housing & Redevelopment Authority
	Healtheast East Inc.,
	Series 2005:
	6.000% 11/15/30	4,000,000	3,443,120
	6.000% 11/15/35	2,000,000	1,676,780
MO Cape Girardeau County
	Southeast Missouri Hospital Association,
	Series 2003,
	5.000% 06/01/27	3,750,000	3,340,050
MO Grundy County Industrial Development Authority
	Wright Memorial Hospital Association,
	Series 2009,
	6.750% 09/01/34	2,250,000	2,175,480
MO Saline County Industrial Development Authority
	John Fitzgibbon Memorial Hospital,
	Series 2005,
	5.625% 12/01/35	5,485,000	4,167,174
NC Medical Care Commission
	Stanly Memorial Hospital,
	Series 1999,
	6.375% 10/01/29	1,000,000	999,860
ND Fargo Health System
	Sanford Obligated Group,
	Series 2011,
	6.250% 11/01/31	2,500,000	2,536,550
NJ Health Care Facilities Financing Authority
	St. Joseph’s Hospital & Medical Center,
	Series 2008:
	6.000% 07/01/18	2,000,000	2,069,800
	6.625% 07/01/38	3,000,000	2,884,620

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
NY Dormitory Authority
	NYU Hospital Center:
	Series 2007 B,
	5.625% 07/01/37	2,000,000	1,911,440
	Series 2011 A,
	6.000% 07/01/40	1,000,000	984,980
NY Monroe County Industrial Development Agency
	Highland Hospital,
	Series 2005,
	5.000% 08/01/25	1,110,000	1,054,100
OH Lakewood Hospital Improvement District
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/15	1,250,000	1,303,875
SC Jobs Economic Development Authority
	Kershaw County Medical Center,
	Series 2008,
	6.000% 09/15/38	4,000,000	3,740,440
TN Sullivan County Health, Educational & Housing Facilities Board
	Wellmont Health System,
	Series 2006 C,
	5.250% 09/01/36	3,635,000	2,991,641
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,
	6.400% 04/15/33	700,000	705,810
	Fort Health Care, Inc.,
	Series 2004,
	6.100% 05/01/34	1,965,000	1,840,439
Hospitals Total			98,446,881
Intermediate Care Facilities — 0.5%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	1,340,000	1,156,085
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	1,095,000	944,711
LA Public Facilities Authority
	Progressive Health Care Providers, Inc.,
	Series 1998,
	6.375% 10/01/28	2,000,000	1,504,440
Intermediate Care Facilities Total			3,605,236
Nursing Homes — 3.5%
AK Juneau
	St. Ann’s Care Center, Inc.,
	Series 1999,
	6.875% 12/01/25	1,435,000	1,334,780

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
CO Health Facilities Authority
	Evangelical Lutheran Society,
	Series 2009 A,
	6.125% 06/01/38	5,750,000	5,750,230
CT Development Authority Health Facility
	Alzheimer’s Resources Center, Inc.,
	Series 2007:
	5.400% 08/15/21	1,080,000	985,792
	5.500% 08/15/27	1,000,000	843,050
IA Finance Authority
	Care Initiatives,
	Series 1998 B:
	5.750% 07/01/18	505,000	462,398
	5.750% 07/01/28	1,475,000	1,161,371
IA Marion Health Care Facilities
	AHF/Kentucky-Iowa, Inc.,
	Series 2003,
	8.000% 01/01/29	268,000	256,178
KY Economic Development Finance Authority
	AHF/Kentucky-Iowa, Inc.,
	Series 2003,
	8.000% 01/01/29	822,000	785,742
MA Development Finance Agency
	Alliance Health Care,
	Series 1999 A,
	7.100% 07/01/32	2,035,000	1,813,551
MN Eveleth
	Arrowhead Senior Living Community,
	Series 2007,
	5.200% 10/01/27	2,375,000	1,782,200
MN Sartell
	Foundation for Health Care:
	Series 1999 A,
	6.625% 09/01/29	2,000,000	1,910,360
	Series 2001 A,
	8.000% 09/01/30	955,000	971,999
MO St. Louis County Industrial Development Authority
	Ranken Jordan,
	Series 2007,
	5.000% 11/15/35	1,300,000	956,865
NJ Economic Development Authority
	Seashore Gardens,
	Series 2006,
	5.300% 11/01/26	500,000	389,025
OH Lucas County Health Care Facilities
	Lutheran Homes Society, Inc.,
	Series 2010 A,
	7.000% 11/01/45	5,000,000	4,811,300

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	365,000	353,181
Nursing Homes Total			24,568,022
HEALTH CARE TOTAL			256,448,198
HOUSING — 6.5%
Assisted Living/Senior — 1.2%
FL St. John’s County Industrial Development Authority
	Bayview Assisted Living,
	Series 2007 A,
	5.250% 10/01/41	3,725,000	2,521,527
GA Columbus Housing Authority
	The Gardens at Calvary,
	Series 1999,
	7.000% 11/15/29	2,000,000	1,712,580
MA Development Finance Agency
	VOA Concord Assisted Living, Inc.,
	Series 2007,
	5.200% 11/01/41	1,000,000	649,120
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23	1,270,000	992,035
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999 A:
	5.875% 05/01/19	1,755,000	1,689,626
	6.000% 05/01/29	625,000	555,775
NY Suffolk County Industrial Development Agency
	Gurwin Jewish-Phase II,
	Series 2004,
	6.700% 05/01/39	490,000	452,442
Assisted Living/Senior Total			8,573,105
Multi-Family — 4.3%
CO Educational & Cultural Facilities Authority
	Campus Village Apartments LLC,
	Series 2008 CA,
	5.500% 06/01/38	5,000,000	4,530,350
DE Wilmington
	Electra Arms Senior Association,
	Series 1998, AMT,
	6.250% 06/01/28	805,000	671,982

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
FL Broward County Housing Finance Authority
	Chaves Lake Apartments Ltd.,
	Series 2000 A, AMT,
	7.500% 07/01/40	1,500,000	1,443,735
FL Capital Trust Agency
	Atlantic Housing Foundation,
	Series 2008 B,
	5.478% 07/15/32 (d)	1,425,000	681,905
IL Finance Student Housing Authority
	CHF-Normal LLC,
	Series 2011,
	7.000% 04/01/43	3,450,000	3,402,321
MA Housing Finance Agency
	Series 2005 E, AMT,
	5.000% 12/01/28	425,000	406,700
MD Economic Development Corp.
	University of Maryland, College Park Projects,
	Series 2008,
	5.875% 06/01/43	2,735,000	2,561,054
MN Minneapolis Student Housing
	Riverton Community Housing, Inc.,
	Series 2006 A,
	5.700% 08/01/40	1,600,000	1,290,320
NC Durham Housing Authority
	Magnolia Pointe Apartments,
	Series 2005, AMT,
	5.650% 02/01/38 (e)	3,225,854	2,546,102
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	1,550,000	1,464,672
OK County Finance Authority
	Sail Associates LLC,
	Series 2007, AMT,
	LOC: Bank of the West
	5.250% 12/01/41	1,475,000	1,441,695
OR Forest Grove Student Housing
	Oak Tree Foundation,
	Series 2007,
	5.500% 03/01/37	2,900,000	2,455,778
PA Higher Educational Facilities Authority
	Edinboro University:
	Series 2008,
	5.875% 07/01/38	2,200,000	2,022,592
	Series 2010,
	5.800% 07/01/30	2,500,000	2,377,450
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16 (g)	455,481	430,771
TX El Paso County Housing Finance Corp.
	American Village Communities:
	Series 2000 C,
	8.000% 12/01/32	545,000	539,381
	Series 2000 D,
	10.000% 12/01/32	655,000	649,105

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
WA Seattle Housing Authority
	High Rise Rehabilitation Phase I LP,
	Series 2005, AMT,
	Insured: AGMC
	5.000% 11/01/25	1,000,000	955,080
Multi-Family Total			29,870,993
Single-Family — 1.0%
CA Housing Finance Agency
	Series 2006 K, AMT,
	4.625% 08/01/26	5,000,000	4,062,050
	Series 2008 K AMT,
	5.550% 08/01/33	3,000,000	2,880,030
MN Minneapolis St. Paul Housing Finance Board
	Series 2006, AMT,
	Guarantor: GNMA
	5.000% 12/01/38	78,188	71,803
Single-Family Total			7,013,883
HOUSING TOTAL			45,457,981
INDUSTRIALS — 6.5%
Chemicals — 0.7%
LA Local Government Environmental Facilities & Community Development Authority
	Westlake Chemical Corp.,
	Series 2010 A2,
	6.500% 11/01/35	5,000,000	5,000,000
Chemicals Total			5,000,000
Food Products — 0.2%
MI Strategic Fund
	Imperial Sugar Co.,
	Series 1998 C, AMT,
	GTY AGMT: Imperial Sugar Co.
	6.550% 11/01/25	1,500,000	1,240,965
Food Products Total			1,240,965
Forest Products & Paper — 1.8%
AL Courtland Industrial Development Board
	International Paper Co.:
	Series 2003 B, AMT,
	6.250% 08/01/25	2,000,000	2,013,120
	Series 2005 A, AMT,
	5.200% 06/01/25	1,000,000	918,380
AR Camden Environmental Improvement Authority
	International Paper Co.,
	Series 2004 A, AMT,
	5.000% 11/01/18	250,000	247,383

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 2007 A, AMT,
	GTY AGMT: Pratt USA
	6.125% 01/01/34	6,000,000	5,266,800
MS Lowndes County
	Weyerhaeuser Co.:
	Series 1992 A,
	6.800% 04/01/22	1,995,000	2,055,907
	Series 1992 B,
	6.700% 04/01/22	230,000	235,299
MS Warren County Gulf Opportunity Zone
	International Paper Co.,
	Series 2008 A,
	6.500% 09/01/32	2,000,000	2,066,280
Forest Products & Paper Total			12,803,169
Manufacturing — 0.3%
IL Will-Kankakee Regional Development Authority
	Flanders Corp.,
	Series 1997, AMT,
	6.500% 12/15/17	495,000	447,064
KS Wichita Airport Authority
	Cessna Citation Service Center,
	Series 2002 A, AMT,
	GTY AGMT: Textron, Inc.
	6.250% 06/15/32	1,875,000	1,603,875
Manufacturing Total			2,050,939
Oil & Gas — 1.8%
CA M-S-R Energy Authority
	Series 2009,
	6.500% 11/01/39	5,000,000	5,064,850
LA St. John Baptist Parish
	Marathon Oil Corp.,
	Series 2007 A,
	5.125% 06/01/37	5,000,000	4,573,100
NV Clark County Industrial Development Authority
	Southwest Gas Corp.,
	Series 2003 E, AMT,
	5.800% 03/01/38	1,750,000	1,797,635
TX Gulf Coast Industrial Development Authority
	Citgo Petroleum,
	Series 1998, AMT,
	8.000% 04/01/28	875,000	880,075
Oil & Gas Total			12,315,660
Other Industrial Development Bonds — 1.7%
IL Chicago Recovery Zone
	Asphalt Operating Services,
	Series 2010,
	6.125% 12/01/18	5,000,000	4,955,850

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
NJ Economic Development Authority
	GMT Realty LLC,
	Series 2006 B, AMT,
	6.875% 01/01/37	4,000,000	3,432,680
PA Dauphin County Industrial Development Authority
	General Waterworks Corp.,
	Series 1992 A, AMT,
	6.900% 06/01/24	3,200,000	3,588,608
Other Industrial Development Bonds Total			11,977,138
INDUSTRIALS TOTAL			45,387,871
OTHER — 8.0%
Other — 1.7%
LA New Orleans Aviation Board
	Series 2009 A,
	6.500% 01/01/40	5,000,000	4,891,200
OR Warm Springs Reservation Confederated Tribes
	Series 2009 B,
	6.375% 11/01/33	2,410,000	2,389,611
TX Capital Area Cultural Education Facilities Finance Corp.
	Series 2005 B,
	6.125% 04/01/45	5,000,000	4,711,850
Other Total			11,992,661
Pool/Bond Bank — 0.7%
OH Cleveland-Cuyahoga County Port Authority
	Series 2005 B,
	5.125% 05/15/25	670,000	552,730
OH Summit County Port Authority
	Seville Project,
	Series 2005 A,
	5.100% 05/15/25	415,000	344,757
PA Industrial Development Authority
	Series 2008,
	5.500% 07/01/23	2,355,000	2,513,397
SD Economic Development Finance Authority
	Davis Family Sodak,
	Series 2004 4-A, AMT,
	6.000% 04/01/29	1,400,000	1,398,474
Pool/Bond Bank Total			4,809,358
Refunded/Escrowed(f) — 2.9%
AL Camden Industrial Development Board
	Weyerhaeuser Co.,
	Series 2003 B, AMT,
	Pre-refunded 12/01/13,
	6.375% 12/01/24	275,000	313,874

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1,
	Pre-refunded 06/01/13,
	6.750% 06/01/39	200,000	225,184
CA Lincoln Community Facilities District No. 2003-1
	Series 2004,
	Pre-refunded 09/01/13:
	5.750% 09/01/20	450,000	511,249
	5.900% 09/01/24	445,000	507,162
CO Adams County
	Series 1991 B,
	Escrowed to Maturity,
	11.250% 09/01/11	220,000	229,898
FL Islands at Doral Southwest Community Development District
	Series 2003,
	Pre-refunded 05/01/13,
	6.375% 05/01/35	745,000	823,508
FL Orange County Health Facilities Authority
	Orlando Regional Health Care System,
	Series 2002,
	Pre-refunded 12/01/12,
	5.750% 12/01/32	350,000	379,295
GA Municipal Electric Authority
	Series 1991 V:
	Escrowed to Maturity,
	6.600% 01/01/18	690,000	819,051
	Pre-refunded 01/01/13,
	6.600% 01/01/18	75,000	85,810
IA Finance Authority
	Care Initiatives,
	Series 1996,
	Pre-refunded 07/01/11,
	9.250% 07/01/25	405,000	425,141
MA Development Finance Agency
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	6.125% 12/01/32	300,000	329,934
MA Health & Educational Facilities Authority
	Civic Investments, Inc.,
	Series 2002 A,
	GTY AGMT: Harvard Pilgrim Health Care
	Pre-refunded 12/15/12:
	9.000% 12/15/15	1,100,000	1,239,645
	Milford-Whitinsville Regional Hospital,
	Series 2002 D,
	Pre-refunded 07/15/12,
	6.350% 07/15/32	1,715,000	1,855,356

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
MI Pontiac Tax Increment Finance Authority
	Development Area No. 3,
	Series 2002,
	Pre-refunded 06/01/12,
	6.375% 06/01/31	1,000,000	1,075,680
NC Eastern Municipal Power Agency
	Series 1991 A,
	Escrowed to Maturity,
	6.500% 01/01/18	3,320,000	4,198,903
NH Health & Educational Facilities Authority
	Catholic Medical Center,
	Series 2002 A,
	Pre-refunded 7/01/12,
	6.125% 07/01/32	350,000	377,517
NH Industrial Development Authority
	Pennichuck Water Works, Inc.,
	Series 1988, AMT,
	Escrowed to Maturity,
	7.500% 07/01/18	245,000	288,963
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	Pre-refunded 06/01/13,
	6.750% 06/01/39	2,000,000	2,259,240
SC Jobs Economic Development Authority
	Bon Secours Health System,
	Series 2002 A,
	Pre-refunded 11/15/12,
	5.500% 11/15/23	485,000	522,811
TX Houston Health Facilities Development Corp.
	Buckingham Senior Living Community, Inc.,
	Series 2004 A,
	Pre-refunded 02/15/14,
	7.125% 02/15/34	1,000,000	1,174,500
TX Tyler Health Facilities Development Corp.
	Mother Frances Hospital,
	Series 2001,
	Pre-refunded 07/01/12,
	6.000% 07/01/31	750,000	800,842
VT Education & Health Buildings Agency
	Vermont Law School Project,
	Series 2003 A,
	Pre-refunded 01/01/14,
	5.500% 01/01/33	500,000	554,675
WI Health & Educational Facilities Authority
	Wheaton Franciscan Services,
	Series 2002,
	Pre-refunded 02/15/12,
	5.750% 08/15/30	1,050,000	1,107,645
Refunded/Escrowed Total			20,105,883

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Tobacco — 2.7%
IA Tobacco Settlement Authority
	Series 2005 C,
	5.625% 06/01/46	3,000,000	1,967,340
IL Railsplitter Tobacco Settlement Authority
	Series 2010,
	6.000% 06/01/28	5,000,000	4,833,300
MI Tobacco Settlement Finance Authority
	Series 2007 A,
	6.000% 06/01/48	11,000,000	7,454,150
NJ Tobacco Settlement Financing Corp.
	Series 2007 1C,
	(a) 06/01/41	7,500,000	257,100
NY Nassau County Tobacco Settlement Corp.
	Series 2006,
	(a) 06/01/60	25,000,000	127,500
OH Buckeye Tobacco Settlement Financing Authority
	Series 2007 A-2,
	5.125% 06/01/24	5,000,000	3,801,850
PR Commonwealth of Puerto Rico Children’s Trust Fund
	Series 2005 B,
	(a) 05/15/55	25,000,000	367,000
Tobacco Total			18,808,240
OTHER TOTAL			55,716,142
OTHER REVENUE — 2.0%
Hotels — 0.2%
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC:
	Series 2005 B,
	6.250% 01/01/37 (b)	6,450,000	645,000
	Series 2005 C,
	8.750% 01/01/37 (b)	1,250,000	124,525
	Series 2005 B,
	6.125% 01/01/25 (b)	2,750,000	275,000
Hotels Total			1,044,525
Other Industrial Development Bonds — 0.1%
MD Economic Development Corp.
	CNX Marine Terminals, Inc.,
	Series 2010,
	GTY AGMT: Consol Energy, Inc.
	5.750% 09/01/25	1,000,000	930,700
Other Industrial Development Bonds Total			930,700

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — (continued)
Recreation — 1.7%
CA Agua Caliente Band Cahuilla Indians
	Series 2003,
	6.000% 07/01/18 (g)	2,000,000	1,885,900
CA Cabazon Band Mission Indians
	Series 2004:
	4.840% 10/01/15 (d)(g)	560,000	374,013
	5.050% 10/01/19 (d)(g)	2,785,000	1,776,552
	7.358% 10/01/11 (d)(g)	405,000	343,602
	Series 2010,
	8.375% 10/01/20 (g)	1,420,000	1,371,109
CT Mashantucket Western Pequot Tribe
	Series 1999 B,
	(a) 09/01/15 (b)(g)	2,000,000	580,900
CT Mohegan Tribe Gaming Authority
	Series 2001,
	6.250% 01/01/31 (g)	475,000	361,323
CT Mohegan Tribe of Indians
	Series 2003,
	5.250% 01/01/33 (g)	1,000,000	647,190
FL Seminole Indian Tribe
	Series 2007,
	5.500% 10/01/24 (g)	2,000,000	1,759,320
IL Finance Authority Sports Facility
	Leafs Hockey Club Project,
	Series 2007 A,
	3.000% 03/01/37 (b)	1,000,000	250,000
NY Liberty Development Corp.
	National Sports Museum,
	Series 2006 A,
	6.125% 02/15/19 (b)	1,979,996	20
OK Chickasaw Nation
	Series 2007,
	6.000% 12/01/25 (g)	1,030,000	1,071,035
OR Cow Creek Band Umpqua Tribe of Indians
	Series 2006 C,
	5.625% 10/01/26 (g)	1,700,000	1,284,197
Recreation Total			11,705,161
OTHER REVENUE TOTAL			13,680,386
RESOURCE RECOVERY — 2.4%
Disposal — 0.7%
NY Seneca County Industrial Development Agency
	IESI Corp.,
	Series 2005, AMT,
	GTY AGMT: IESI Corp.
	6.625% 10/01/35 (10/01/13) (h)(i)	5,000,000	4,967,650
Disposal Total			4,967,650

		Par ($)	Value ($)
Municipal Bonds — (continued)
RESOURCE RECOVERY — (continued)
Resource Recovery — 1.7%
FL Lee County Solid Waste Systems
	Series 2006 A, AMT,
	Insured: AMBAC
	5.000% 10/01/17	2,010,000	2,068,552
MA Development Finance Agency
	Covanta,
	Series 1999 A, AMT,
	6.700% 12/01/14	235,000	235,733
MA Industrial Finance Agency
	Covanta,
	Series 1998 A, AMT,
	5.600% 12/01/19	1,000,000	1,001,880
PA Economic Development Financing Authority
	Philadelphia Project Finance,
	Series 2009 B,
	6.250% 01/01/32	3,375,000	3,376,856
TX Mission Economic Development Corp.
	Dallas Clean Energy,
	Series 2011 AMT,
	6.875% 12/01/24	5,000,000	4,931,550
Resource Recovery Total			11,614,571
RESOURCE RECOVERY TOTAL			16,582,221
TAX-BACKED — 16.7%
Local Appropriated — 1.2%
CA Richmond Joint Powers Financing Authority
	Series 2009,
	Insured:AGMC
	5.875% 08/01/37	3,500,000	3,503,080
CA Southeast Resource Recovery Facilities Authority
	Series 2003 B, AMT,
	Insured: AMBAC
	5.375% 12/01/18	2,000,000	2,036,640
MO St. Louis Industrial Development Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC
	(a) 07/15/18	3,000,000	1,860,420
SC Laurens County School District No. 55
	Series 2005,
	5.250% 12/01/30	1,300,000	1,216,657
Local Appropriated Total			8,616,797
Local General Obligations — 1.6%
CO Northwest Metropolitan District No. 3
	Series 2005,
	6.250% 12/01/35	1,000,000	747,100

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CO Red Sky Ranch Metropolitan District
	Series 2003,
	6.050% 12/01/33	1,000,000	910,610
MI Wayne
	Series 2009 A,
	6.750% 11/01/39	4,950,000	4,924,755
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	1,000,000	1,011,250
TX Deaf Smith County Hospital District
	Series 2010 A,
	6.500% 03/01/40	4,000,000	3,734,360
Local General Obligations Total			11,328,075
Special Non-Property Tax — 4.5%
FL Miami-Dade
	Series 2009,
	(a) 10/01/41	40,000,000	4,348,000
IL Bolingbrook
	Sales Tax Revenue,
	Series 2005,
	6.250% 01/01/24	1,500,000	977,865
IL Metropolitan Pier & Exposition Authority
	Series 2010 B-2,
	5.000% 06/15/50	5,000,000	4,070,650
KS Wyandotte County Unified Government
	Series 2005 B,
	5.000% 12/01/20	3,070,000	3,087,560
	Series 2006,
	4.875% 10/01/28	2,020,000	1,442,098
	Series 2010,
	(a) 06/01/21	11,475,000	6,173,665
KY Economic Development Finance Authority
	Louisville Arena Project,
	Series 2008 A1,
	Insured: AGMC
	6.000% 12/01/38	1,150,000	1,152,542
MO Manchester
	Series 2010,
	6.875% 11/01/39	5,000,000	4,815,450
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004,
	5.750% 06/15/29	1,000,000	886,410
NV Sparks Tourism Improvement District No. 1
	Series 2008 A,
	6.750% 06/15/28	5,000,000	4,102,850
Special Non-Property Tax Total			31,057,090

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — 7.0%
CA Carson
	Series 1992,
	7.375% 09/02/22	105,000	105,082
CA Empire Union School District
	Series 1987-1 A,
	Insured: AMBAC
	(a) 10/01/21	1,665,000	830,519
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	1,250,000	1,177,087
CA Oakdale Public Financing Authority
	Series 2004,
	5.375% 06/01/33	2,000,000	1,543,900
CA San Francisco City & County Redevelopment Agency
	Series 2009 D,
	6.625% 08/01/39	1,500,000	1,421,025
CT Harbor Point Infrastructure Improvement District
	Series 2010 A,
	7.875% 04/01/39	5,000,000	5,122,100
FL Ave Maria Stewardship Community District
	Series 2006 A,
	5.125% 05/01/38	3,425,000	2,352,221
FL Brandy Creek Community Development District
	Series 2003 A,
	6.350% 05/01/34	935,000	924,668
FL Celebration Community Development District
	Series 2003 A,
	6.400% 05/01/34	925,000	850,972
FL Channing Park Development District
	Series 2007,
	5.300% 05/01/38	850,000	623,016
FL Colonial Country Club Community Development District
	Series 2003,
	6.400% 05/01/33	690,000	692,436
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	645,000	649,754
FL Lexington Oaks Community Development District
	Series 2002 A,
	6.700% 05/01/33	250,000	251,568

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
FL Middle Village Community Development District
	Series 2004 A,
	6.000% 05/01/35	2,000,000	1,715,060
FL Oakmont Grove Community Development District
	Series 2007 A,
	5.400% 05/01/38 (b)	1,200,000	417,960
	Series 2007 B,
	5.250% 05/01/12 (b)	1,000,000	348,300
FL Seven Oaks Community Development District II
	Series 2004 A,
	5.875% 05/01/35	455,000	320,875
	Series 2004 B,
	7.500% 05/01/16	3,515,000	3,245,927
FL Sweetwater Creek Community Development District
	Series 2007 A,
	5.500% 05/01/38 (j)	3,850,000	1,728,650
FL Tolomato Community Development District
	Series 2007:
	6.375% 05/01/17	2,000,000	1,500,280
	6.650% 05/01/40	3,000,000	1,995,750
FL Waterset North Community Development District
	Series 2007 A,
	6.600% 05/01/39	2,000,000	1,122,660
FL West Villages Improvement District
	Series 2006,
	5.500% 05/01/37	1,675,000	738,842
FL Westchester Community Development District No. 1
	Series 2003,
	6.125% 05/01/35	800,000	643,656
FL Westridge Community Development District
	Series 2005,
	5.800% 05/01/37 (b)	2,650,000	1,003,820
IL Annawan
	Patriot Renewable Fuels LLC,
	Series 2007,
	5.625% 01/01/18	3,590,000	2,887,401
IL Chicago
	Pilsen Redevelopment,
	Series 2004 B,
	6.750% 06/01/22	1,225,000	1,215,396
IL Hillside
	Series 2008,
	7.000% 01/01/28	2,500,000	2,169,775

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
IL Plano Special Service Area No. 4
	Lakewood Springs Project,
	Series 2005 5-B,
	6.000% 03/01/35	2,922,000	2,606,541
IL Rosemont
	River Road Hotel Partners Project,
	Series 2007,
	5.100% 12/30/23	2,800,000	2,124,696
IL Volo Village Special Service Area No. 3
	Symphony Meadows Project,
	Series 2006-1,
	6.000% 03/01/36	1,993,000	1,498,337
IN Portage
	Ameriplex Project,
	Series 2006,
	5.000% 07/15/23	700,000	664,776
MO Fenton
	Tax Increment Revenue,
	Series 2006,
	4.500% 04/01/21	305,000	288,515
MO Kansas City Tax Increment Financing Commission
	Maincor Project, Inc.,
	Series 2007 A,
	5.250% 03/01/18	1,000,000	942,870
MO Riverside
	Tax Increment Revenue,
	Series 2004,
	5.250% 05/01/20	1,275,000	1,290,810
OH Hickory Chase Community Authority
	Series 2008,
	7.000% 12/01/38	2,500,000	1,629,375
Special Property Tax Total			48,644,620
State Appropriated — 2.1%
CA Public Works Board
	Series 2009,
	6.375% 11/01/34	5,000,000	5,082,150
GU Territory of Guam Department of Education
	Series 2010 A,
	6.875% 12/01/40	4,750,000	4,385,913
NJ Economic Development Authority
	Series 2010,
	5.000% 12/15/18	5,000,000	5,266,750
State Appropriated Total			14,734,813

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State General Obligations — 0.3%
CA State
	Series 2007,
	5.000% 11/01/37	2,475,000	2,208,170
State General Obligations Total			2,208,170
TAX-BACKED TOTAL			116,589,565
TRANSPORTATION — 7.0%
Air Transportation — 3.2%
CA Los Angeles Regional Airports Improvement Corp.
	American Airlines, Inc.,
	Series 2000 C, AMT,
	7.500% 12/01/24 (h)	400,000	400,040
FL Capital Trust Agency
	Air Cargo-Orlando,
	Series 2003, AMT,
	6.750% 01/01/32	650,000	566,800
NJ Economic Development Authority
	Continental Airlines, Inc.:
	Series 1999, AMT:
	6.250% 09/15/19	1,000,000	943,460
	6.250% 09/15/29	2,500,000	2,268,900
	Series 2003, AMT,
	9.000% 06/01/33 (h)	1,000,000	1,038,580
NY New York City Industrial Development Agency
	American Airlines, Inc.:
	Series 2002 A, AMT
	GTY AGMT: AMR Corp.
	8.000% 08/01/12	7,775,000	8,033,674
	Series 2005,
	8.000% 08/01/28 (h)	2,000,000	2,049,320
	Series 2005, AMT,
	GTY AGMT: AMR Corp.
	7.625% 08/01/25 (h)	3,000,000	3,011,520
NY Port Authority of New York & New Jersey
	JFK International Air Terminal LLC,
	Series 2010,
	6.000% 12/01/42	1,350,000	1,271,741
PA Philadelphia Authority for Industrial Development
	Aero Philadelphia,
	Series 1999, AMT,
	5.500% 01/01/24	900,000	654,768
TX Dallas-Fort Worth International Airport
	American Airlines, Inc.,
	Series 2000 A, AMT,
	9.000% 05/01/29 (h)	2,250,000	2,292,480
Air Transportation Total			22,531,283

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Airports — 0.4%
CA Sacramento
	Series 2009 D,
	6.000% 07/01/35	2,500,000	2,511,375
Airports Total			2,511,375
Toll Facilities — 3.3%
CA Foothill Eastern Transportation Corridor Agency
	Series 1999:
	(a) 01/15/30	11,520,000	2,243,405
	5.750% 01/15/40	3,000,000	2,482,110
CA San Joaquin Hills Transportation Corridor Agency
	Series 1993
	5.000% 01/01/33	5,000,000	3,369,100
CO E-470 Public Highway Authority
	Series 2000,
	Insured: NPFGC
	(a) 09/01/18	4,000,000	2,564,560
DC Metropolitan WA Airports Authority
	Series 2009,
	Insured: AGO
	(a) 10/01/34	22,550,000	4,749,030
FL Mid-Bay Bridge Authority
	Series 2011 A,
	7.250% 10/01/40	4,000,000	3,950,160
TX North Texas Tollway Authority
	Series 2008 F,
	5.750% 01/01/38	2,645,000	2,451,306
	Series 2009 A,
	6.250% 01/01/39	1,500,000	1,506,210
Toll Facilities Total			23,315,881
Transportation — 0.1%
NV Director of the State of NV Department of Business & Industry
	Las Vegas Monorail Co,
	Series 2000,
	Insured: AMBAC
	5.625% 01/01/34 (b)	3,000,000	667,380
Transportation Total			667,380
TRANSPORTATION TOTAL			49,025,919
UTILITIES — 4.0%
Independent Power Producers — 1.0%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT:
	6.750% 10/01/11	800,000	797,432
	6.750% 10/01/19	120,000	110,453
OR Western Generation Agency
	Wauna Cogeneration,
	Series 2006 A,
	5.000% 01/01/20	2,235,000	2,017,870

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	3,820,000	3,823,858
Independent Power Producers Total			6,749,613
Investor Owned — 2.6%
AZ Maricopa County Pollution Control Corp.
	El Paso Electric Co.,
	Series 2009 B,
	7.250% 04/01/40	3,600,000	3,894,480
HI Department of Budget & Finance
	Hawaiian Electric Co.,
	Series 2009,
	GTY AGMT: Hawaiian Electric Co.
	6.500% 07/01/39	1,750,000	1,731,905
IL Development Finance Authority
	Peoples Gas Light & Coke Co.,
	Series 2003 E, AMT,
	Insured: AMBAC
	4.875% 11/01/38 (11/01/18) (h)(i)	2,500,000	2,525,675
IN Petersburg
	Indianapolis Power & Light Co.,
	Series 1991,
	5.750% 08/01/21	1,000,000	992,230
PA Economic Development Financing Authority
	Allegheny Energy Specialty Co.,
	Series 2009,
	7.000% 07/15/39	4,000,000	4,165,040
TX Brazos River Authority
	TXU Energy Co., LLC,
	Series 2003 C, AMT,
	6.750% 10/01/38	1,180,000	300,924
WY Campbell County
	Black Hills Power, Inc.,
	Series 2004,
	5.350% 10/01/24	3,250,000	3,039,302
WY Converse County
	PacifiCorp,
	Series 1988,
	3.900% 01/01/14 (06/03/13) (h)(i)	1,500,000	1,556,640
Investor Owned Total			18,206,196
Municipal Electric — 0.1%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1998 NN,
	5.500% 07/01/20	1,005,000	1,058,506
Municipal Electric Total			1,058,506

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — 0.3%
AZ Surprise Municipal Property Corp.
	Series 2007,
	4.900% 04/01/32	2,000,000	1,709,100
MS V Lakes Utility District
	Series 1994,
	7.000% 07/15/37 (07/15/24) (h)(i)	250,000	210,788
Water & Sewer Total			1,919,888
UTILITIES TOTAL			27,934,203

	Total Municipal Bonds (cost of $742,290,258)		671,910,445

	Shares
Investment Companies — 2.1%
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.111%)	7,151,054	7,151,054
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.080%)	7,432,589	7,432,589

Total Investment Companies (cost of $14,583,643)		14,583,643

Municipal Preferred Stocks — 0.3%
HOUSING — 0.3%
Multi-Family — 0.3%
Centerline Equity Issuer Trust
AMT,
6.300% 05/15/19 (g)	1,000,000	1,043,910
MuniMae Trust
AMT,
5.800% 06/30/49 (g)	1,000,000	679,970
Multi-Family Total		1,723,880
HOUSING TOTAL		1,723,880

Total Municipal Preferred Stocks (cost of $2,000,000)		1,723,880

Total Investments — 98.6% (cost of $758,873,901)(k)(l)		688,217,968

Other Assets & Liabilities, Net — 1.4%		10,097,187

Net Assets — 100.0%		698,315,155

Notes to Investment Portfolio:

*

Security Valuation:

 Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table summarizes the inputs used, as of March 31, 2011, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$671,910,445	$—	$671,910,445
Total Investment Companies	14,583,643	—	—	14,583,643
Total Municipal Preferred Stocks	—	1,723,880	—	1,723,880
Total Investments	$14,583,643	$673,634,325	$—	$688,217,968

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the nine months ending March 31, 2011, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of June 30, 2010	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2011
Municipal Bonds
Health Care	$528,500	$—	$(438,325)	$226,500	$—	$(316,675)	$—	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at March 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $0.

(a)	Zero coupon bond.

(b)	The issuer is in default of certain debt covenants. Income is not being accrued. At March 31, 2011, the value of these securities amounted to $4,312,972, which represents 0.6% of net assets.

(c)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At March 31, 2011, the value of this security amounted to $18, which represents less than 0.1% of net assets.

(d)	The issuer is in default of certain debt covenants. Income is being partially accrued. At March 31, 2011, the value of these securities amounted to $3,176,072, which represents 0.5% of net assets.

(e)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At March 31, 2011, the value of this security amounted to $2,546,102, which represents 0.4% of net assets.

	Security	Acquisition Date	Acquisition Cost
	NC Durham Housing Authority, Magnolia Pointe Apartments, Series 2005, AMT, 5.650% 02/01/38	12/19/06		$3,500,000

(f)		The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities, which are not illiquid, except as listed below, amounted to $13,609,792, which represents 1.9% of net assets.

Security	Acquisition Date(s)	Par/ Shares	Cost	Value
CA Cabazon Band Mission Indians Series 2004, 4,840% 10/01/15	10/04/04 – 05/14/10	$560,000	$488,250	$374,013
CA Cabazon Band Mission Indians Series 2004, 5.050% 10/01/19	07/08/04 -05/14/10	2,785,000	2,440,250	1,776,552
CA Cabazon Band Mission Indians Series 2004, 7.358% 10/01/11	05/14/10	405,000	405,000	343,602
CA Cabazon Band Mission Indians Series 2010, 8.375% 10/01/20	05/14/10	1,420,000	1,420,000	1,371,109
OR Cow Creek Band Umpqua Tribe of Indians Series 2006 C, 5.625% 10/01/26	06/09/06	1,700,000	1,700,000	1,284,197
MuniMae Trust, AMT, 5.800% 06/30/49	10/19/04	1,000,000	1.000.000	679,970
Resolution rust Corp. Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	11/12/93	455,481	476,859	430,771
$6,260,214

(h)		The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2011.

(i)		Parenthetical date represents the next interest rate reset date for the security.

(j)		On August 31, 2010, the issuer entered into a forebearance agreement with interest.

(k)		Cost for federal income tax purposes is $757,469,469.

(l)		Unrealized appreciation and depreciation at March 31, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized		Net Unrealized
Appreciation	Depreciation		Depreciation
$14,136,162	$(83,387,663)		$(69,251,501)

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
GNMA	Government National Mortgage Association
GTY AGMT	Guarantee Agreement
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.

Portfolio of Investments

Columbia Small Cap Value Fund I

March 31, 2011 (Unaudited)

Issuer	Shares	Value
Common Stocks (99.8%)
CONSUMER DISCRETIONARY (8.8%)

Diversified Consumer Services (0.6%)
Lincoln Educational Services Corp.	317,083	$5,038,449
Regis Corp.	404,296	7,172,211
Total		12,210,660

Hotels, Restaurants & Leisure (1.4%)
Benihana, Inc., Class A (a)(b)	731,959	6,185,053
Bob Evans Farms, Inc.	282,011	9,193,559
PF Chang’s China Bistro, Inc.	122,370	5,652,270
Red Robin Gourmet Burgers, Inc. (a)	248,891	6,695,168
Total		27,726,050

Household Durables (1.0%)
American Greetings Corp., Class A	285,010	6,726,236
Cavco Industries, Inc. (a)	161,895	7,311,178
CSS Industries, Inc.	318,193	5,997,938
Total		20,035,352

Leisure Equipment & Products (0.4%)
JAKKS Pacific, Inc. (a)	443,350	8,578,823

Specialty Retail (4.7%)
Aaron’s, Inc.	295,760	7,500,474
America’s Car-Mart, Inc. (a)	250,591	6,460,236
Finish Line, Inc., Class A (The)	478,020	9,488,697
Foot Locker, Inc.	507,032	9,998,671
GameStop Corp., Class A (a)	392,703	8,843,671
Men’s Wearhouse, Inc. (The)	314,287	8,504,606
OfficeMax, Inc. (a)	507,770	6,570,544
Pacific Sunwear of California, Inc. (a)	1,896,112	6,844,964
Rent-A-Center, Inc.	486,492	16,983,436
Shoe Carnival, Inc. (a)	359,300	10,078,365
Total		91,273,664

Textiles, Apparel & Luxury Goods (0.7%)
Jones Group, Inc. (The)	498,560	6,855,200
Movado Group, Inc. (a)	482,115	7,077,448
Total		13,932,648
TOTAL CONSUMER DISCRECTIONARY		173,757,197

CONSUMER STAPLES (2.0%)

Food & Staples Retailing (1.3%)
Andersons, Inc. (The)	205,240	9,999,293
Ruddick Corp.	235,079	9,071,699
Spartan Stores, Inc.	399,479	5,908,294
Total		24,979,286

Food Products (0.7%)
Fresh Del Monte Produce, Inc. (c)	504,407	13,170,067
TOTAL CONSUMER STAPLES		38,149,353

ENERGY (8.6%)

Energy Equipment & Services (3.2%)
Cal Dive International, Inc. (a)	1,280,230	8,936,005
Gulf Island Fabrication, Inc.	389,470	12,529,250
Matrix Service Co. (a)	542,300	7,537,970
Patterson-UTI Energy, Inc.	313,110	9,202,303
TGC Industries, Inc. (a)	830,917	6,456,225
Tidewater, Inc.	145,130	8,686,031
Union Drilling, Inc. (a)	957,688	9,816,302
Total		63,164,086

Oil, Gas & Consumable Fuels (5.4%)
Berry Petroleum Co., Class A	210,780	10,633,851
Bill Barrett Corp. (a)	238,770	9,529,311
Holly Corp.	185,889	11,294,616
International Coal Group, Inc. (a)	1,040,124	11,753,401
James River Coal Co. (a)	354,010	8,556,422
Nordic American Tanker Shipping (c)	377,720	9,382,565
Stone Energy Corp. (a)	467,058	15,585,725
Swift Energy Co. (a)	301,269	12,858,161
Vaalco Energy, Inc. (a)	972,507	7,546,654
World Fuel Services Corp.	235,320	9,556,345
Total		106,697,051
TOTAL ENERGY		169,861,137

FINANCIALS (29.0%)

Capital Markets (2.9%)
GFI Group, Inc.	1,642,010	8,242,890
INTL FCStone, Inc. (a)	420,288	10,683,721
Investment Technology Group, Inc. (a)	547,775	9,964,028
Knight Capital Group, Inc., Class A (a)	988,000	13,239,200
Medallion Financial Corp.	482,261	4,239,074
Piper Jaffray Companies, Inc. (a)	240,730	9,973,444
Total		56,342,357

Commercial Banks (6.9%)
Ameris Bancorp (a)	678,651	6,895,094
BancFirst Corp.	189,811	8,101,133
BancTrust Financial Group, Inc. (a)	498,576	1,226,497
Bryn Mawr Bank Corp.	389,406	8,010,081
Chemical Financial Corp.	465,353	9,274,485
Columbia Banking System, Inc.	493,395	9,458,382
Community Trust Bancorp, Inc.	302,244	8,363,092
First Citizens BancShares Inc., Class A	65,268	13,091,455
First Commonwealth Financial Corp.	1,603,214	10,982,016
First Financial Corp.	337,686	11,224,683
First National Bank of Alaska	2,615	4,608,938
Hancock Holding Co.	272,388	8,945,222

1

Issuer	Shares	Value
Common Stocks (continued)
FINANCIALS (CONTINUED)

Commercial Banks (cont.)
Investors Bancorp, Inc. (a)	491,243	$7,314,608
Merchants Bancshares, Inc.	302,725	8,016,158
Northfield Bancorp, Inc.	451,405	6,229,389
Northrim BanCorp, Inc. (b)	360,341	6,878,910
West Coast Bancorp (a)	2,063,532	7,160,456
Total		135,780,599

Consumer Finance (0.7%)
Cash America International, Inc.	298,189	13,731,604

Diversified Financial Services (0.2%)
Pico Holdings, Inc. (a)	147,038	4,419,962

Insurance (8.1%)
Allied World Assurance Co. Holdings Ltd. (c)	100,770	6,317,271
American Safety Insurance Holdings Ltd. (a)(c)	429,500	9,204,185
Argo Group International Holdings Ltd. (c)	274,020	9,053,621
Baldwin & Lyons, Inc., Class B (b)	292,962	6,861,170
CNA Surety Corp. (a)	396,119	10,005,966
eHealth, Inc. (a)	788,810	10,491,173
EMC Insurance Group, Inc.	328,176	8,148,610
FBL Financial Group, Inc., Class A	332,955	10,228,378
Global Indemnity PLC (a)(c)	886,187	19,478,390
Hanover Insurance Group, Inc. (The)	171,243	7,748,746
Harleysville Group, Inc.	171,385	5,677,985
Horace Mann Educators Corp.	649,523	10,911,986
National Western Life Insurance Co., Class A	37,703	6,117,312
Navigators Group, Inc. (The) (a)	239,921	12,355,932
Safety Insurance Group, Inc.	251,781	11,609,622
Stewart Information Services Corp.	498,557	5,224,877
United Fire & Casualty Co.	536,426	10,841,169
Total		160,276,393

Real Estate Investment Trusts (REITs) (5.4%)
Chesapeake Lodging Trust	493,892	8,598,660
DCT Industrial Trust, Inc.	1,624,081	9,013,650
DiamondRock Hospitality Co.	1,019,299	11,385,570
Franklin Street Properties Corp.	516,652	7,269,294
Getty Realty Corp.	229,046	5,240,572
National Health Investors, Inc.	177,578	8,509,538
Potlatch Corp.	352,531	14,171,746
Starwood Property Trust, Inc.	510,180	11,377,014
Sunstone Hotel Investors, Inc. (a)	598,343	6,097,115
Terreno Realty Corp. (b)	500,289	8,619,979
Universal Health Realty Income Trust	188,553	7,642,053
Urstadt Biddle Properties, Inc., Class A	402,922	7,663,576
Total		105,588,767

Real Estate Management & Development (0.3%)
Avatar Holdings, Inc. (a)	313,711	6,208,341

Thrifts & Mortgage Finance (4.5%)
Bank Mutual Corp.	1,712,662	7,244,560
BankFinancial Corp.	908,151	8,345,908
Beneficial Mutual Bancorp, Inc. (a)	1,049,466	9,046,397
Brookline Bancorp, Inc.	1,071,265	11,280,420
Clifton Savings Bancorp, Inc.	540,518	6,415,949
ESSA Bancorp, Inc.	475,209	6,272,759
Home Federal Bancorp, Inc.	745,874	8,786,396
TrustCo Bank Corp. NY	1,028,209	6,097,279
United Financial Bancorp, Inc.	406,123	6,705,091
Washington Federal, Inc.	564,381	9,786,366
Westfield Financial, Inc.	941,126	8,526,602
Total		88,507,727
TOTAL FINANCIALS		570,855,750

HEALTH CARE (8.8%)

Health Care Equipment & Supplies (3.1%)
Analogic Corp.	105,319	5,955,790
Angiodynamics, Inc. (a)	396,749	5,998,845
Cantel Medical Corp.	350,903	9,035,752
ICU Medical, Inc. (a)	154,714	6,773,379
Kensey Nash Corp. (a)	275,988	6,874,861
Medical Action Industries, Inc. (a)	617,233	5,184,757
Orthofix International NV (a)(c)	156,735	5,087,618
Quidel Corp. (a)	445,280	5,325,549
Symmetry Medical, Inc. (a)	598,740	5,867,652
Young Innovations, Inc.	161,163	5,060,518
Total		61,164,721

Health Care Providers & Services (4.5%)
AmSurg Corp. (a)	361,301	9,191,497
Centene Corp. (a)	266,330	8,783,563
Healthspring, Inc. (a)	518,351	19,370,777
Kindred Healthcare, Inc. (a)	521,291	12,448,429
Magellan Health Services, Inc. (a)	178,740	8,772,559
MedCath Corp. (a)	637,270	8,889,917
Owens & Minor, Inc.	242,635	7,880,785
Triple-S Management Corp., Class B (a)	289,560	5,959,145
U.S. Physical Therapy, Inc.	294,946	6,589,094
Total		87,885,766

2

Issuer	Shares	Value
Common Stocks (continued)
HEALTH CARE (CONTINUED)

Pharmaceuticals (1.2%)
Impax Laboratories, Inc. (a)	177,780	$4,524,501
Medicis Pharmaceutical Corp., Class A	380,410	12,188,336
Viropharma, Inc. (a)	349,400	6,953,060
Total		23,665,897
TOTAL HEALTH CARE		172,716,384

INDUSTRIALS (16.9%)

Aerospace & Defense (1.1%)
AAR Corp. (a)	268,508	7,443,042
Ceradyne, Inc. (a)	309,901	13,970,337
Total		21,413,379

Building Products (1.1%)
Ameron International Corp.	126,240	8,810,289
A.O. Smith Corp.	133,400	5,914,956
Universal Forest Products, Inc.	195,561	7,167,311
Total		21,892,556

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.	295,870	7,512,139
Consolidated Graphics, Inc. (a)	156,220	8,534,299
Ennis, Inc.	332,979	5,670,632
G&K Services, Inc., Class A	233,706	7,770,725
Unifirst Corp.	104,210	5,524,172
United Stationers, Inc.	134,960	9,588,908
Total		44,600,875

Construction & Engineering (2.8%)
Comfort Systems USA, Inc.	486,631	6,846,898
Dycom Industries, Inc. (a)	670,051	11,618,684
EMCOR Group, Inc. (a)	210,805	6,528,631
KBR, Inc.	132,149	4,991,268
KHD Humboldt Wedag International AG (a)(c)	384,023	3,972,931
Layne Christensen Co. (a)	226,320	7,808,040
Pike Electric Corp. (a)	662,593	6,307,886
Sterling Construction Co., Inc. (a)	398,609	6,728,520
Total		54,802,858

Electrical Equipment (1.8%)
Belden, Inc.	200,521	7,529,563
Brady Corp., Class A	190,260	6,790,379
Broadwind Energy, Inc. (a)	4,150,433	5,437,067
GrafTech International Ltd. (a)	422,376	8,713,617
Powell Industries, Inc. (a)	173,990	6,862,166
Total		35,332,792

Machinery (4.1%)
Astec Industries, Inc. (a)	204,888	7,640,274
CIRCOR International, Inc.	189,560	8,913,111
EnPro Industries, Inc. (a)	240,762	8,744,476
FreightCar America, Inc. (a)	213,901	6,953,921
Harsco Corp.	202,647	7,151,413
Kadant, Inc. (a)	363,081	9,509,091
LB Foster Co., Class A	177,996	7,673,408
Mueller Industries, Inc.	298,360	10,925,943
Robbins & Myers, Inc.	283,884	13,055,825
Total		80,567,462

Marine (0.3%)
Diana Shipping, Inc. (a)(c)	480,970	5,694,685

Professional Services (1.3%)
CDI Corp.	347,218	5,135,354
FTI Consulting, Inc. (a)	178,500	6,841,905
Korn/Ferry International (a)	355,521	7,917,453
Navigant Consulting, Inc. (a)	604,920	6,043,151
Total		25,937,863

Road & Rail (1.3%)
Heartland Express, Inc.	306,194	5,376,767
Ryder System, Inc.	143,099	7,240,809
Werner Enterprises, Inc.	483,719	12,804,042
Total		25,421,618

Trading Companies & Distributors (0.9%)
Applied Industrial Technologies, Inc.	227,810	7,576,961
Kaman Corp.	270,322	9,515,334
Total		17,092,295
TOTAL INDUSTRIALS		332,756,383

INFORMATION TECHNOLOGY (13.8%)

Communications Equipment (1.9%)
Anaren, Inc. (a)	352,290	7,081,029
Bel Fuse, Inc., Class B (b)	223,207	4,912,786
Black Box Corp.	222,703	7,828,011
Plantronics, Inc.	154,370	5,653,029
Symmetricom, Inc. (a)	866,370	5,310,848
Tekelec (a)	676,290	5,491,475
Total		36,277,178

Electronic Equipment, Instruments & Components (3.7%)
Anixter International, Inc.	154,448	10,794,371
Benchmark Electronics, Inc. (a)	530,432	10,062,295
Brightpoint, Inc. (a)	752,439	8,156,439
CTS Corp.	566,926	6,122,801
Electro Scientific Industries, Inc. (a)	374,200	6,496,112
Littelfuse, Inc.	166,440	9,503,724
Methode Electronics, Inc.	548,110	6,621,169

3

Issuer	Shares	Value
Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)

Electronic Equipment, Instruments & Components (cont.)
MTS Systems Corp.	190,914	$8,696,132
NAM TAI Electronics, Inc. (c)	1,098,090	7,071,699
Total		73,524,742

Internet Software & Services (1.2%)
InfoSpace, Inc. (a)	702,797	6,086,222
j2 Global Communications, Inc. (a)	154,957	4,572,781
United Online, Inc.	1,057,550	6,667,853
ValueClick, Inc. (a)	413,750	5,982,825
Total		23,309,681

IT Services (3.2%)
Acxiom Corp. (a)	391,990	5,625,056
CACI International, Inc., Class A (a)	180,376	11,060,656
CSG Systems International, Inc. (a)	355,337	7,085,420
Global Cash Access Holdings, Inc. (a)	2,036,034	6,657,831
Jack Henry & Associates, Inc.	149,220	5,057,066
MAXIMUS, Inc.	99,649	8,088,509
MoneyGram International, Inc. (a)	2,727,509	9,355,356
TeleTech Holdings, Inc. (a)	521,020	10,097,368
Total		63,027,262

Semiconductors & Semiconductor Equipment (2.3%)
Amkor Technology, Inc. (a)	784,400	5,286,856
ATMI, Inc. (a)	315,942	5,964,985
Entegris, Inc. (a)	868,540	7,617,096
Integrated Device Technology, Inc. (a)	895,420	6,599,245
MKS Instruments, Inc.	218,148	7,264,328
Tessera Technologies, Inc. (a)	319,206	5,828,702
Varian Semiconductor Equipment Associates, Inc. (a)	137,480	6,691,152
Total		45,252,364

Software (1.5%)
Compuware Corp. (a)	560,150	6,469,733
Monotype Imaging Holdings, Inc. (a)	514,608	7,461,816
Parametric Technology Corp. (a)	261,370	5,878,211
Progress Software Corp. (a)	321,148	9,342,195
Total		29,151,955
TOTAL INFORMATION TECHNOLOGY		270,543,182

MATERIALS (7.2%)

Chemicals (2.5%)
Chemtura Corp. (a)	427,910	7,360,052
H.B. Fuller Co.	518,169	11,130,270
Minerals Technologies, Inc.	144,480	9,899,770
OM Group, Inc. (a)	550,711	20,122,980
Total		48,513,072

Containers & Packaging (2.1%)
Greif, Inc., Class A	108,487	7,096,134
Greif, Inc., Class B	279,833	17,237,713
Packaging Corp. of America	255,265	7,374,606
Silgan Holdings, Inc.	249,680	9,522,795
Total		41,231,248

Metals & Mining (2.3%)
Haynes International, Inc.	196,333	10,886,665
Olympic Steel, Inc.	302,834	9,935,984
RTI International Metals, Inc. (a)	267,001	8,317,081
Terra Nova Royalty Corp. (c)	663,915	5,716,308
Thompson Creek Metals Co., Inc. (a)(c)	855,350	10,726,089
Total		45,582,127

Paper & Forest Products (0.3%)
Wausau Paper Corp.	928,240	7,091,753
TOTAL MATERIALS		142,418,200

TELECOMMUNICATION SERVICES (1.8%)

Diversified Telecommunication Services (1.0%)
Cbeyond, Inc. (a)	585,944	6,837,967
Neutral Tandem, Inc. (a)	478,932	7,064,247
Warwick Valley Telephone Co. (b)	359,203	5,402,413
Total		19,304,627

Wireless Telecommunication Services (0.8%)
NTELOS Holdings Corp.	529,390	9,746,070
Shenandoah Telecommunications Co.	392,537	7,089,218
Total		16,835,288
TOTAL TELECOMMUNICATION SERVICES		36,139,915

UTILITIES (2.9%)

Electric Utilities (1.0%)
ALLETE, Inc.	279,910	10,908,092
MGE Energy, Inc.	227,824	9,224,594
Total		20,132,686

Gas Utilities (0.5%)
Laclede Group, Inc. (The)	250,820	9,556,242

Multi-Utilities (1.4%)
Avista Corp.	473,480	10,951,593
CH Energy Group, Inc.	166,954	8,437,855

4

Issuer	Shares	Value
Common Stocks (continued)
UTILITIES (CONTINUED)

Multi-Utilities (cont.)
NorthWestern Corp.	248,911	$7,542,003
Total		26,931,451
TOTAL UTILITIES		56,620,379

Total Common Stocks (Cost: $1,513,661,374)		1,963,817,880

Money Market Fund (0.1%)
Columbia Short-Term Cash Fund, 0.229% (b)(d)	2,264,727	2,264,727

Total Money Market Fund (Cost: $2,264,727)		2,264,727

Total Investments (Cost: $1,515,926,101) (e)		1,966,082,607
Other Assets & Liabilities, Net		2,602,967

Net Assets		$1,968,685,574

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard and Poor’s, a division of the McGraw-Hill Companies, Inc..

5

Notes to Portfolio of Investments

* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.

6

If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment.  To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

7

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated December 31, 2010.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company

8

data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$173,757,197	$—	$—	$173,757,197
Consumer Staples	38,149,353	—	—	38,149,353
Energy	169,861,137	—	—	169,861,137
Financials	570,855,750	—	—	570,855,750
Health Care	172,716,384	—	—	172,716,384
Industrials	328,783,452	3,972,931	—	332,756,383
Information Technology	270,543,182	—	—	270,543,182
Materials	142,418,200	—	—	142,418,200
Telecommunication Services	36,139,915	—	—	36,139,915
Utilities	56,620,379	—	—	56,620,379
Total Equity Securities	1,959,844,949	3,972,931	—	1,963,817,880

Other
Affiliated Money Market Fund(c)	2,264,727	—	—	2,264,727
Total	$1,962,109,676	$3,972,931	$—	$1,966,082,607

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

(a)   Non-income producing.

(b)   Investments in affiliates during the period ended March 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Baldwin & Lyons, Inc., Class B*	$6,378,011	$495,866	$(19,115)	$(1,587)	$6,853,175	$509,576	$6,861,170
Bel Fuse, Inc., Class B*	3,392,935	1,710,878	(10,903)	(916)	5,091,994	39,598	4,912,786
Benihana, Inc., Class A*	4,212,322	248,199	(12,562)	(176)	4,447,783	—	6,185,053
Columbia Short-Term Cash Fund	—	5,657,657	(3,392,930)	—	2,264,727	63	2,264,727
Northrim BanCorp, Inc.	5,468,718	293,768	(14,937)	(264)	5,747,285	128,706	6,878,910
Terreno Realty Corp.*	5,101,618	3,774,409	(14,015)	(659)	8,861,353	—	8,619,979
Warwick Valley Telephone Co.	4,299,311	247,087	(11,815)	(94)	4,534,489	263,861	5,402,413

Total	$28,852,915	$12,427,864	$(3,476,277)	$(3,696)	$37,800,806	$941,804	$41,125,038

* Issuer was not an affiliate for the entire period ended March 31, 2011.

(c)          Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 5.33% of net assets.

(d)         The rate shown is the seven-day current annualized yield at March 31, 2011.

(e)          At March 31, 2011, the cost of securities for federal income tax purposes was approximately $1,515,926,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$499,898,000
Unrealized Depreciation	(49,741,000)
Net Unrealized Appreciation	$450,157,000

9

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 20, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	May 20, 2011